Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 01, 2017
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Feb. 01, 2017
Document Effective Date	Feb. 02, 2017
Prospectus Date	Feb. 02, 2017
Parametric Volatility Risk Premium - Defensive Fund | Institutional Class
Risk/Return:
Trading Symbol	EIVPX